UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                11/6/2009
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            91
                                         ------------
Form 13F Information Table Value Total:       265,419
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1000) PRN AMT PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------    ---------  --------- ------- --- ---- ------- -------- ----------------
ADVENT CLAYMORE CV SECS & IN  COM		00764C109      357    24266  SH       SOLE     NONE      24266
ADVENT CLAYMORE ENH GRW& IN   COM               00765E104      191    17646  SH       SOLE     NONE      17646
ALTRIA GROUP INC 	      COM	        02209S103      203    11376  SH       SOLE     NONE      11376
AMCORE FINL INC 	      COM	        023912108       48    30900  SH       SOLE     NONE      30900
ANTHRACITE CAP INC	      COM	        037023108       18    18420  SH       SOLE     NONE      18420
AUTOMATIC DATA PROCESSING IN  COM	        053015103      275     7000  SH       SOLE     NONE       7000
BANCROFT FUND LTD 	      COM	        059695106     2190   150270  SH       SOLE     NONE     150270
BANK OF AMERICA CORP          COM	        060505104      537    31515  SH       SOLE     NONE      31515
BECTON DICKINSON & CO 	      COM	        075887109      279     4000  SH       SOLE     NONE       4000
BERKSHIRE HATHAWAY INC DEL    CL B	        084670207      452      136  SH       SOLE     NONE        136
BLACKROCK BROAD INVT GRD 200  COM               09247Q106      511    41403  SH       SOLE     NONE      41403
BLACKROCK DEFINED OPPRTY CR   COM               09255Q105      983    84012  SH       SOLE     NONE      84012
BLACKROCK DIVID ACHIEVRS TM   COM	        09250N107      119    14200  SH       SOLE     NONE      14200
BLACKROCK INSD MUN TERM TR    COM	        092474105     8221   791983  SH       SOLE     NONE     791983
BLACKROCK MUNIHLDNGS INS INV  COM	        09254P108     3035   231840  SH       SOLE     NONE     231840
BLACKROCK MUNIYIELD QUALITY   COM	        09254G108      151    12600  SH       SOLE     NONE      12600
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      191    17000  SH       SOLE     NONE      17000
CHEVRON CORP NEW 	      COM	        166764100     1255    17818  SH       SOLE     NONE      17818
CITIGROUP INC 	              COM	        172967101      784   162020  SH       SOLE     NONE     162020
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106     4811   379432  SH       SOLE     NONE     379432
COHEN STEERS ADV INC RLTY     COM	        19247W102      106    18319  SH       SOLE     NONE      18319
CONOCOPHILLIPS                COM               20825C104      623    13800  SH       SOLE     NONE      13800
DUKE ENERGY CORP NEW 	      COM	        26441C105      170    10780  SH       SOLE     NONE      10780
DWS GLOBAL COMMODITIES STK    COM       	23338Y100     6380   810657  SH       SOLE     NONE     810657
E TRADE FINANCIAL CORP 	      COM	        269246104      175   100000  SH       SOLE     NONE     100000
EATON VANCE CR OPPORTUNIT FD  COM	        278271101      422    50487  SH       SOLE     NONE      50487
EATON VANCE DUR INCOME FD     COM	        27828H105     3953   267259  SH       SOLE     NONE     267259
EATON VANCE NATL MUN OPPORT   COM SHS	        27829L105      288    14500  SH       SOLE     NONE      14500
ELLSWORTH FUND LTD	      COM               289074106     8445  1370724  SH       SOLE     NONE    1370724
EXXON MOBIL CORP 	      COM	        30231G102     1112    16202  SH       SOLE     NONE      16202
FIRST TR/FOUR CRNRS SR FLOAT  COM	        33733U108     1339   120854  SH       SOLE     NONE     120854
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103    12531   844397  SH       SOLE     NONE     844397
INSURED MUN INCOME FD	      COM	        45809F104      401    28345  SH       SOLE     NONE      28345
ISHARES TR INDEX	      BARCLYS USAGG B   464287226      790     7525  SH       SOLE     NONE       7525
ISHARES TR INDEX 	      BARCLYS 1-3 YR	464287457     4979    59262  SH       SOLE     NONE      59262
ISHARES TR INDEX 	      MSCI EMERG MKT	464287234      290     7435  SH       SOLE     NONE       7435
ISHARES TR INDEX	      MSCI EAFE IDX     464287465      565    10324  SH       SOLE     NONE      10324
ISHARES TR INDEX	      RUSSELL 2000      464287655     5750    95447  SH       SOLE     NONE      95447
ISHARES TR INDEX              S&P 100 IDX FD    464287101      290     5944  SH       SOLE     NONE       5944
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      272    15000  SH       SOLE     NONE      15000
JOHNSON & JOHNSON             COM               478160104      771    12664  SH       SOLE     NONE      12664
JPMORGAN CHASE & CO 	      COM	        46625H100      325     7425  SH       SOLE     NONE       7425
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    13160  3111173  SH       SOLE     NONE    3111173
LILLY ELI & CO 	              COM	        532457108      330    10000  SH       SOLE     NONE      10000
LINCOLN NATL CORP IND         COM               534187109      289    11166  SH       SOLE     NONE      11166
LMP CAP & INCOME FD INC       COM               50208A102     9824  1023360  SH       SOLE     NONE    1023360
LOCKHEED MARTIN CORP 	      COM	        539830109      273     3500  SH       SOLE     NONE       3500
LOEWS CORP	              COM	        540424108     1026    30200  SH       SOLE     NONE      30200
MBIA CAP CLAYMORE MNG DUR     COM               55266X100     1124    85022  SH       SOLE     NONE      85022
MCDONALDS CORP 	              COM	        580135101      257     4500  SH       SOLE     NONE       4500
MFS CHARTER INCOME TR	      SH BEN INT        552727109     3523   391423  SH       SOLE     NONE     391423
MFS INTER INCOME TR           SH BEN INT        55273C107    17206  2508195  SH       SOLE     NONE    2508195
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108     9016  1424382  SH       SOLE     NONE    1424382
MICROSOFT CORP		      COM	        594918104      322    12500  SH       SOLE     NONE      12500
MOLINA HEALTHCARE INC 	      COM	        60855R100      207    10000  SH       SOLE     NONE      10000
MONSANTO CO NEW 	      COM	        61166W101      313     4040  SH       SOLE     NONE       4040
NEUBERGER BERMAN DIV ADVANT   COM	        64127J102      147    15131  SH       SOLE     NONE      15131
NEUBERGER BERMAN INTER MUNI   COM	        64124P101      339    25245  SH       SOLE     NONE      25245
NEW GERMANY FD INC	      COM	        644465106      127    10638  SH       SOLE     NONE      10638
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    14161  1056764  SH       SOLE     NONE    1056764
NUVEEN CORE EQUITY ALPHA FUND COM	        67090X107     1845   166793  SH       SOLE     NONE     166793
NUVEEN EQTY PRM OPPORUNTY FD  COM	        6706EM102     7805   625379  SH       SOLE     NONE     625379
NUVEEN FLA QUALITY INCOME MU  COM	        670978105     5472   411754  SH       SOLE     NONE     411754
NUVEEN FLOATING RATE INCOME   COM               67072T108      575    60805  SH       SOLE     NONE      60805
NUVEEN INSD DIVID ADVANTAGE   COM               67071L106      503    35078  SH       SOLE     NONE      35078
NUVEEN INSD PREM INCOME MUN   COM	        6706D8104      131    10500  SH       SOLE     NONE      10500
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102     3623   502427  SH       SOLE     NONE     502427
NUVEEN NY SELECT QUALITY MUN  COM	        670976109      310    22517  SH       SOLE     NONE      22517
PATRIOT CAPITAL FUNDING INC   COM	        70335Y104       45    11000  SH       SOLE     NONE      11000
PROSHARES TR                  PSHS ULSHT SP500	74347R883     3341    82714  SH       SOLE     NONE      82714
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	60    10500  SH       SOLE     NONE      10500
PUTNAM MANAGED MUN INCM TR    COM	        746823103      265    38722  SH       SOLE     NONE      38722
PUTNAM MUN OPPORTUNITES TR    SH BEN INT	746922103    11082   965308  SH       SOLE     NONE     965308
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100    10821  1849798  SH       SOLE     NONE    1849798
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803     9338   447432  SH       SOLE     NONE     447432
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     7582   140623  SH       SOLE     NONE     140623
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      245     8400  SH       SOLE     NONE       8400
SPDR SERIES TRUST 	      BRCLYS MUNI ETF   78464A458      234    10081  SH       SOLE     NONE      10081
SUNAMERICA FCSED ALPHA GRW    COM	        867037103     9755   808168  SH       SOLE     NONE     808168
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     3027   249704  SH       SOLE     NONE     249704
SUPERVALU INC 	              COM	        868536103      167    11100  SH       SOLE     NONE      11100
UNITED STATES OIL FUND LP     LP UNITS	        91232N108      290     8000  SH       SOLE     NONE       8000
VANGUARD INDEX FDS 	      STK MRK ETF       922908769    16485   307613  SH       SOLE     NONE     307613
VERIZON COMMUNICATIONS INC    COM               92343V104     1224    40426  SH       SOLE     NONE      40426
WAL MART STORES INC 	      COM	        931142103      530    10800  SH       SOLE     NONE      10800
WESTERN ASSET CLYM INFL OPP   COM	        95766R104      258    21700  SH       SOLE     NONE      21700
WESTERN ASSET EMRG MKT DEBT   COM	        95766A101     9291   538280  SH       SOLE     NONE     538280
WESTERN ASSET INTM MUNI FD    COM	        958435109     2205   243407  SH       SOLE     NONE     243407
WYETH 	                      COM	        983024100      234     4830  SH       SOLE     NONE       4830
ZWEIG FD 	              COM	        989834106     4424  1378316  SH       SOLE     NONE    1378316
ZWEIG TOTAL RETURN FD INC     COM	        989837109     8021  2126457  SH       SOLE     NONE    2126457
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